NATURE OF OPERATIONS - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	2 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 29, 2022	Jul. 18, 2022	Jul. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Legacy Mondee shares (in shares)			60,800,000						60,800,000
Common shares, par value (in dollars per share)	$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Warrants outstanding (in shares)	13,568,543				13,568,543	13,568,543			13,568,543
Shares entitled to earn-out shareholders for Business Combination (in shares)			9,000,000		9,000,000	1,100,000
Earn-out shares allocated (in shares)			6,500,000
New shares issued (in shares)			7,000,000
Total current liabilities	$ 78,009				$ 78,009	$ 78,009			$ 78,009	$ 48,450		$ 45,531
Current assets	151,230				151,230	151,230			151,230	40,691		53,305
Cash and cash equivalents	105,228				105,228	105,228			105,228	$ 15,506		$ 31,425
Unused line of credit	15,000				$ 15,000	$ 15,000			15,000
Net cash proceeds upon the closing of the Business Combination and PIPE financing	$ 58,495								$ 62,191
Debt prepayment				$ 41,210
Gross proceeds		$ 83,440
Public Warrants
Warrants outstanding (in shares)	12,061,043				12,061,043	12,061,043			12,061,043
Private Placement Warrants
Warrants outstanding (in shares)	232,500				232,500	232,500			232,500		675,000
TCW Agreement
Shares required to be issued on business consummation			3,000,000
PIPE Financing
Stock price (in dollars per share)			$ 10.00
Consideration received			$ 70,000
Metaminds
Asset acquisition purchase consideration			$ 2,000
BCA
Net cash proceeds upon the closing of the Business Combination and PIPE financing									$ 62,191
ITHAX | Public Warrants
Warrants outstanding (in shares)			12,075,000
ITHAX | Private Placement Warrants
Warrants outstanding (in shares)			337,500
ITHAX | Forecast
Repayments of debt							$ 7,500	$ 9,375